BASIC AND DILUTED LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2025
Loss per share
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Issued Common Shares, Balance at the beginning of the period	202,941	183,606
Effect of Treasury Purchases	(790)	(1,106)
Release of Shares	778	493
Effect of Treasury Issuance	1,153	1,434
Effect of Share Options Exercise	300	265
Weighted-average numbers of Common Shares	204,382	184,692

Loss per share
Basic and diluted loss per share	$(0.02)	$(0.09)

SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Options	14,501	20,727
RSU	25,497	27,262
Total	39,998	47,989